AMG Yacktman Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2026
	Shares	Value
Common Stocks - 79.5%
Communication Services - 9.9%
Alphabet, Inc., Class C	740,000	$212,276,400
Comcast Corp., Class A	1,100,000	31,581,000
Fox Corp., Class A1	1,100,000	64,240,000
Fox Corp., Class B	3,100,000	164,610,000
News Corp., Class A	4,800,000	119,664,000
The Walt Disney Co.	900,000	86,742,000

Total Communication Services		679,113,400
Consumer Discretionary - 4.6%
eBay, Inc.	1,000,000	91,020,000
Hyundai Mobis Co., Ltd. (South Korea)	870,000	224,477,626

Total Consumer Discretionary		315,497,626
Consumer Staples - 13.9%
BellRing Brands, Inc.*	1,423,494	22,904,018
The Coca-Cola Co.	1,300,000	98,865,000
Colgate-Palmolive Co.	700,000	59,661,000
Darling Ingredients, Inc.*	1,005,000	62,159,250
Ingredion, Inc.[1]	900,000	101,394,000
Kenvue, Inc.	5,000,000	86,200,000
KT&G Corp. (South Korea)	110,000	11,828,601
PepsiCo, Inc.	1,200,000	186,348,000
The Procter & Gamble Co.	1,230,000	177,661,200
Sysco Corp.	900,000	64,197,000
Tyson Foods, Inc., Class A	1,400,000	89,698,000

Total Consumer Staples		960,916,069
Energy - 18.8%
Bolloré SE (France)	88,500,000	506,044,668
Canadian Natural Resources, Ltd. (Canada)	8,200,000	399,586,000
ConocoPhillips	1,050,000	138,600,000
Diamondback Energy, Inc.	700,000	138,453,000
EOG Resources, Inc.	800,000	115,656,000

Total Energy		1,298,339,668
Financials - 8.0%
The Bank of New York Mellon Corp.	200,000	23,726,000
Berkshire Hathaway, Inc., Class B*	220,000	105,424,000
The Charles Schwab Corp.	2,500,000	234,950,000
FactSet Research Systems, Inc.	185,000	40,143,150
PayPal Holdings, Inc.	1,335,000	60,382,050
State Street Corp.	700,000	88,592,000

Total Financials		553,217,200
Health Care - 5.3%
Avantor, Inc.*	4,500,000	35,280,000
	Shares	Value

Elevance Health, Inc.	290,000	$84,897,500
Embecta Corp.[2]	3,000,000	26,520,000
Johnson & Johnson	767,682	187,652,188
UnitedHealth Group, Inc.	120,000	32,470,800

Total Health Care		366,820,488
Industrials - 9.4%
Armstrong World Industries, Inc.	600,000	98,880,000
Brenntag SE (Germany)	500,000	33,869,130
GrafTech International, Ltd.*	700,000	4,746,000
L3Harris Technologies, Inc.	270,000	93,190,500
Lockheed Martin Corp.	140,000	84,614,600
Northrop Grumman Corp.	130,000	88,691,200
Samsung C&T Corp. (South Korea)	540,000	94,639,328
U-Haul Holding Co.*,1	300,000	14,334,000
U-Haul Holding Co., Non-Voting Shares	2,950,000	131,776,500

Total Industrials		644,741,258
Information Technology - 4.8%
Cognizant Technology Solutions Corp., Class A	1,900,000	116,565,000
Microsoft Corp.	580,000	214,698,600

Total Information Technology		331,263,600
Materials - 3.2%
Olin Corp.	2,205,000	65,554,650
Reliance, Inc.	500,000	151,960,000

Total Materials		217,514,650
Utilities - 1.6%
Talen Energy Corp.*	350,000	111,730,500

Total Common Stocks (Cost $3,117,307,096)		5,479,154,459

Principal Amount
Corporate Bonds and Notes - 0.0%#
Industrials - 0.0%#
GrafTech Finance, Inc. 4.625%, 12/23/29[3] (Cost $654,255)	$800,000	443,427

	Shares
Preferred Stocks - 9.3%
Consumer Discretionary - 2.0%
Hyundai Motor Co., 4.14% (South Korea)	500,000	78,236,912
Hyundai Motor Co., 4.17% (South Korea)	380,000	60,158,508

Total Consumer Discretionary		138,395,420

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 7.3%
Samsung Electronics Co., Ltd., 0.93% (South Korea)	6,200,000	$500,486,250

Total Preferred Stocks (Cost $194,652,702)		638,881,670

	Principal Amount
Short-Term Investments - 11.3%
Joint Repurchase Agreements - 0.1%[4]
Citadel Securities LLC, dated 03/31/26, due 04/01/26, 3.730% total to be received $8,898,922 (collateralized by various U.S. Treasuries, 0.000% - 5.375%, 04/15/26 - 02/15/56, totaling $9,076,901)	$8,898,000	8,898,000
National Bank Financial, Inc., dated 03/31/26, due 04/01/26, 3.710% total to be received $568,949 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 04/01/26, totaling $580,268)	568,890	568,890

Total Joint Repurchase Agreements		9,466,890
U.S. Government Obligations - 3.9%
U.S. Treasury Bills, 3.479%, 01/21/27[5]	71,000,000	68,963,157
	Principal Amount	Value

U.S. Treasury Bills, 3.571%, 10/01/26[5]	$68,000,000	$66,759,057
U.S. Treasury Bills, 3.688%, 03/18/27[5]	70,000,000	67,593,130
U.S. Treasury Bills, 4.037%, 06/11/26[5]	67,000,000	66,524,656

Total U.S. Government Obligations		269,840,000
Repurchase Agreements - 3.7%
Fixed Income Clearing Corp., dated 03/31/26, due 04/01/26, 3.350% total to be received $251,394,391 (collateralized by a U.S. Treasury Note, 0.000% - 3.843%, 06/11/26 - 10/31/27, totaling $256,398,504)	251,371,000	251,371,000

	Shares
Other Investment Companies - 3.6%
JPMorgan U.S. Government Money Market Fund, IM Shares, 3.66%[6]	250,357,916	250,357,916

Total Short-Term Investments (Cost $781,109,838)		781,035,806
Total Investments - 100.1% (Cost $4,093,723,891)		6,899,515,362
Other Assets, less Liabilities - (0.1)%		(6,721,630)
Net Assets - 100.0%		$6,892,793,732

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some of these securities, amounting to $84,778,517 or 1.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Affiliated issuer. See summary of affiliated investment transaction for details.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the value of this security amounted to $443,427 or less than 0.05% of net assets.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[5]	Represents yield to maturity at March 31, 2026.
[6]	Yield shown represents the March 31, 2026, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following schedule shows the value of affiliated investments at March 31, 2026
Affiliated Issuers	Number of shares	Purchases	Sales	Net realized gain (loss) for the period	Net increase (decrease) in unrealized appreciation (depreciation) for the period	Amount of Dividends or Interest	Value
Embecta Corp.	3,000,000	$12,092,955	—	—	$ (6,362,955)	$ 337,500	$26,520,000

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2026:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Energy	$792,295,000	$506,044,668	—	$1,298,339,668
Consumer Staples	949,087,468	11,828,601	—	960,916,069
Communication Services	679,113,400	—	—	679,113,400
Industrials	516,232,800	128,508,458	—	644,741,258
Financials	553,217,200	—	—	553,217,200
Health Care	366,820,488	—	—	366,820,488
Information Technology	331,263,600	—	—	331,263,600
Consumer Discretionary	91,020,000	224,477,626	—	315,497,626
Materials	217,514,650	—	—	217,514,650
Utilities	111,730,500	—	—	111,730,500
Corporate Bonds and Notes†	—	443,427	—	443,427
Preferred Stocks†	—	638,881,670	—	638,881,670
Short-Term Investments
Joint Repurchase Agreements	—	9,466,890	—	9,466,890
U.S. Government Obligations	—	269,840,000	—	269,840,000
Repurchase Agreements	—	251,371,000	—	251,371,000
Other Investment Companies	250,357,916	—	—	250,357,916
Total Investments in Securities	$4,858,653,022	$2,040,862,340	—	$6,899,515,362

†	All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2026, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at March 31, 2026, was as follows:
Country	% of Long-Term Investments
Canada	6.5
France	8.3
Germany	0.6
South Korea	15.8
United States	68.8
100.0

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$84,778,517	$9,466,890	$77,457,093	$86,923,983
The following table summarizes the securities received as collateral for securities lending at March 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	1.500%-7.000%	11/01/29-03/01/56
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.